Stock-Based Compensation - CEC Restricted Stock and Restricted Stock Unit Activity (Details) - Parent [Member] - Restricted stock units and awards	12 Months Ended
Dec. 31, 2016 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Units Outstanding, Beginning balance | shares	6,329,435
Units Granted in Period | shares	6,101,421
Units Vested in Period | shares	(3,075,606)
Units Forfeited in Period | shares	(907,328)
Units Outstanding, Ending balance | shares	8,447,922
Fair Value, Outstanding, Beginning balance | $ / shares	$ 12.06
Grants in Period, Weighted Average Grant Date Fair Value | $ / shares	6.35
Vested in Period, Weighted Average Grant Date Fair Value | $ / shares	12.78
Forfeitures, Weighted Average Grant Date Fair Value | $ / shares	9.50
Fair Value, Outstanding, Ending balance | $ / shares	$ 7.95